SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable	$ 11,719,890	$ 11,794,623
Less: allowance for doubtful accounts	(707,149)	(13,520)
Accounts receivable, net	$ 11,012,741	$ 11,781,103